OPTIONS AND WARRANTS (Details) - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques - $ / shares	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
OPTIONS AND WARRANTS (Details) - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value of the Company’s common stock (in Dollars per share)		$ 2.40	$ 2.09
Warrant [Member] | Series C Preferred Stock [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield:	0.00%
Volatility	125.33%
Risk free rate:	1.40%
Expected life:	5 years
Estimated fair value of the Company’s common stock (in Dollars per share)	$ 2.09